Derivative Warrants - Secured Convertible Note Warrants - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants description	The December 2018 Performance Warrants became immediately exercisable upon issuance. Each performance warrant includes a performance incentive that entitles the warrant holders to additional common shares of Nova upon exercise provided that the 20-day volume weighted average trading price of Nova’s common shares (the “Market Price”) equals or exceeds $19.27 at any time prior to the expiration date of the warrants.